Distribution Date:	02/18/26	Wells Fargo Commercial Mortgage Trust 2016-C37
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C37

Table of Contents				Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States

Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC

Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-16				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	17-19
		Operating Trust Advisor	BellOak, LLC
Principal Prepayment Detail	20
			Attention: Reporting		Reporting@belloakadvisors.com

Historical Detail	21		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States

Delinquency Loan Detail	22	Asset Representations	BellOak, LLC

Collateral Stratification and Historical Detail	23	Reviewer
			Attention: Reporting		Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 1	24
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 2	25-26
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	27		Bank, N.A.

Historical Liquidated Loan Detail	28		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	29		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Interest Shortfall Detail - Collateral Level	30	Trustee	Wilmington Trust, National Association

Supplemental Notes	31		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000PAA2	1.944000%	35,482,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000PAB0	3.103000%	105,724,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000PAC8	3.704000%	28,449,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000PAD6	3.525000%	120,000,000.00	90,172,791.56	0.00	264,882.58	0.00	0.00	264,882.58	90,172,791.56	44.43%	30.00%
A-5	95000PAE4	3.794000%	188,138,000.00	188,138,000.00	0.00	594,829.64	0.00	0.00	594,829.64	188,138,000.00	44.43%	30.00%
A-SB	95000PAF1	3.615000%	47,561,000.00	4,141,359.37	848,498.50	12,475.85	0.00	0.00	860,974.35	3,292,860.87	44.43%	30.00%
A-S	95000PAG9	4.018827%	58,165,000.00	58,165,000.00	0.00	194,795.88	0.00	0.00	194,795.88	58,165,000.00	32.95%	22.25%
B	95000PAK0	4.320827%	38,463,000.00	38,463,000.00	0.00	138,493.30	0.00	0.00	138,493.30	38,463,000.00	25.36%	17.13%
C	95000PAL8	4.495827%	34,711,000.00	34,711,000.00	0.00	130,045.53	0.00	0.00	130,045.53	34,711,000.00	18.51%	12.50%
D	95000PAX2	3.195827%	37,525,000.00	37,525,000.00	0.00	91,421.44	0.00	0.00	91,421.44	37,525,000.00	11.11%	7.50%
E	95000PAZ7	2.895827%	10,320,000.00	10,320,000.00	0.00	0.00	0.00	0.00	0.00	10,320,000.00	9.07%	6.13%
F	95000PBB9	2.895827%	7,505,000.00	7,505,000.00	0.00	0.00	0.00	0.00	0.00	7,505,000.00	7.59%	5.13%
G	95000PBD5	2.895827%	8,443,000.00	8,443,000.00	0.00	0.00	0.00	0.00	0.00	8,443,000.00	5.92%	4.00%
H*	95000PBF0	2.895827%	7,505,000.00	7,505,000.00	0.00	0.00	0.00	0.00	0.00	7,505,000.00	4.44%	3.00%
J	95000PBH6	2.895827%	22,515,779.00	22,515,779.00	0.00	0.00	0.00	0.00	0.00	22,515,779.00	0.00%	0.00%
V	95000PBK9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000PBM5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			750,506,779.02	507,604,929.93	848,498.50	1,426,944.22	0.00	0.00	2,275,442.72	506,756,431.43

X-A	95000PAH7	0.790329%	525,354,000.00	282,452,150.93	0.00	186,025.20	0.00	0.00	186,025.20	281,603,652.43
X-B	95000PAJ3	0.356788%	96,628,000.00	96,628,000.00	0.00	28,729.78	0.00	0.00	28,729.78	96,628,000.00
X-D	95000PAM6	1.300000%	37,525,000.00	37,525,000.00	0.00	40,652.08	0.00	0.00	40,652.08	37,525,000.00
X-EF	95000PAP9	1.600000%	17,825,000.00	17,825,000.00	0.00	23,766.67	0.00	0.00	23,766.67	17,825,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	95000PAR5	1.600000%	8,443,000.00	8,443,000.00	0.00	11,257.33	0.00	0.00	11,257.33	8,443,000.00
X-H	95000PAT1	1.600000%	7,505,000.00	7,505,000.00	0.00	10,006.67	0.00	0.00	10,006.67	7,505,000.00
X-J	95000PAV6	1.600000%	22,515,779.00	22,515,779.00	0.00	30,021.04	0.00	0.00	30,021.04	22,515,779.00
Notional SubTotal			715,795,779.00	472,893,929.93	0.00	330,458.77	0.00	0.00	330,458.77	472,045,431.43

Deal Distribution Total					848,498.50	1,757,402.99	0.00	0.00	2,605,901.49

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000PAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000PAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000PAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000PAD6	751.43992967	0.00000000	2.20735483	0.00000000	0.00000000	0.00000000	0.00000000	2.20735483	751.43992967
A-5	95000PAE4	1,000.00000000	0.00000000	3.16166665	0.00000000	0.00000000	0.00000000	0.00000000	3.16166665	1,000.00000000
A-SB	95000PAF1	87.07469082	17.84021572	0.26231261	0.00000000	0.00000000	0.00000000	0.00000000	18.10252833	69.23447510
A-S	95000PAG9	1,000.00000000	0.00000000	3.34902226	0.00000000	0.00000000	0.00000000	0.00000000	3.34902226	1,000.00000000
B	95000PAK0	1,000.00000000	0.00000000	3.60068897	0.00000000	0.00000000	0.00000000	0.00000000	3.60068897	1,000.00000000
C	95000PAL8	1,000.00000000	0.00000000	3.74652214	0.00000000	0.00000000	0.00000000	0.00000000	3.74652214	1,000.00000000
D	95000PAX2	1,000.00000000	0.00000000	2.43628088	0.22690793	1.03686476	0.00000000	0.00000000	2.43628088	1,000.00000000
E	95000PAZ7	1,000.00000000	0.00000000	0.00000000	2.41318895	16.25958915	0.00000000	0.00000000	0.00000000	1,000.00000000
F	95000PBB9	1,000.00000000	0.00000000	0.00000000	2.41318854	17.26947768	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000PBD5	1,000.00000000	0.00000000	0.00000000	2.41318844	17.26947886	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000PBF0	1,000.00000000	0.00000000	0.00000000	2.41318854	17.26947768	0.00000000	0.00000000	0.00000000	1,000.00000000
J	95000PBH6	1,000.00000000	0.00000000	0.00000000	2.41318899	33.20590596	0.00000000	0.00000000	0.00000000	1,000.00000000
V	95000PBK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000PBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000PAH7	537.64157298	0.00000000	0.35409495	0.00000000	0.00000000	0.00000000	0.00000000	0.35409495	536.02647440
X-B	95000PAJ3	1,000.00000000	0.00000000	0.29732355	0.00000000	0.00000000	0.00000000	0.00000000	0.29732355	1,000.00000000
X-D	95000PAM6	1,000.00000000	0.00000000	1.08333324	0.00000000	0.00000000	0.00000000	0.00000000	1.08333324	1,000.00000000
X-EF	95000PAP9	1,000.00000000	0.00000000	1.33333352	0.00000000	0.00000000	0.00000000	0.00000000	1.33333352	1,000.00000000
X-G	95000PAR5	1,000.00000000	0.00000000	1.33333294	0.00000000	0.00000000	0.00000000	0.00000000	1.33333294	1,000.00000000
X-H	95000PAT1	1,000.00000000	0.00000000	1.33333378	0.00000000	0.00000000	0.00000000	0.00000000	1.33333378	1,000.00000000
X-J	95000PAV6	1,000.00000000	0.00000000	1.33333339	0.00000000	0.00000000	0.00000000	0.00000000	1.33333339	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/26 - 01/30/26	30	0.00	264,882.58	0.00	264,882.58	0.00	0.00	0.00	264,882.58	0.00
A-5	01/01/26 - 01/30/26	30	0.00	594,829.64	0.00	594,829.64	0.00	0.00	0.00	594,829.64	0.00
A-SB	01/01/26 - 01/30/26	30	0.00	12,475.85	0.00	12,475.85	0.00	0.00	0.00	12,475.85	0.00
X-A	01/01/26 - 01/30/26	30	0.00	186,025.20	0.00	186,025.20	0.00	0.00	0.00	186,025.20	0.00
X-B	01/01/26 - 01/30/26	30	0.00	28,729.78	0.00	28,729.78	0.00	0.00	0.00	28,729.78	0.00
X-D	01/01/26 - 01/30/26	30	0.00	40,652.08	0.00	40,652.08	0.00	0.00	0.00	40,652.08	0.00
X-EF	01/01/26 - 01/30/26	30	0.00	23,766.67	0.00	23,766.67	0.00	0.00	0.00	23,766.67	0.00
X-G	01/01/26 - 01/30/26	30	0.00	11,257.33	0.00	11,257.33	0.00	0.00	0.00	11,257.33	0.00
X-H	01/01/26 - 01/30/26	30	0.00	10,006.67	0.00	10,006.67	0.00	0.00	0.00	10,006.67	0.00
X-J	01/01/26 - 01/30/26	30	0.00	30,021.04	0.00	30,021.04	0.00	0.00	0.00	30,021.04	0.00
A-S	01/01/26 - 01/30/26	30	0.00	194,795.88	0.00	194,795.88	0.00	0.00	0.00	194,795.88	0.00
B	01/01/26 - 01/30/26	30	0.00	138,493.30	0.00	138,493.30	0.00	0.00	0.00	138,493.30	0.00
C	01/01/26 - 01/30/26	30	0.00	130,045.53	0.00	130,045.53	0.00	0.00	0.00	130,045.53	0.00
D	01/01/26 - 01/30/26	30	30,312.90	99,936.16	0.00	99,936.16	8,514.72	0.00	0.00	91,421.44	38,908.35
E	01/01/26 - 01/30/26	30	142,550.85	24,904.11	0.00	24,904.11	24,904.11	0.00	0.00	0.00	167,798.96
F	01/01/26 - 01/30/26	30	111,228.03	18,110.98	0.00	18,110.98	18,110.98	0.00	0.00	0.00	129,607.43
G	01/01/26 - 01/30/26	30	125,129.69	20,374.55	0.00	20,374.55	20,374.55	0.00	0.00	0.00	145,806.21
H	01/01/26 - 01/30/26	30	111,228.03	18,110.98	0.00	18,110.98	18,110.98	0.00	0.00	0.00	129,607.43
J	01/01/26 - 01/30/26	30	691,652.92	54,334.83	0.00	54,334.83	54,334.83	0.00	0.00	0.00	747,656.84
Totals			1,212,102.42	1,901,753.16	0.00	1,901,753.16	144,350.17	0.00	0.00	1,757,402.99	1,359,385.22

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

	Additional Information
Total Available Distribution Amount (1)	2,605,901.49
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,969,060.26	Master Servicing Fee	2,563.55
Interest Reductions due to Nonrecoverability Determination	(106,149.17)	Certificate Administrator Fee	3,206.83
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	218.55
ARD Interest	0.00	Operating Advisor Fee	878.42
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	152.99
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,862,911.09	Total Fees	7,310.35

Principal		Expenses/Reimbursements
Scheduled Principal	831,039.60	Reimbursement for Interest on Advances	20.25
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	37,958.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	351.60
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	17,458.90	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	848,498.50	Total Expenses/Reimbursements	38,330.18

		Interest Reserve Deposit	59,867.59

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,757,402.99
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	848,498.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,605,901.49
Total Funds Collected	2,711,409.59	Total Funds Distributed	2,711,409.61

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	507,604,930.64	507,604,930.64	Beginning Certificate Balance	507,604,929.93
(-) Scheduled Principal Collections	831,039.60	831,039.60	(-) Principal Distributions	848,498.50
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	17,458.90	17,458.90	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	506,756,432.14	506,756,432.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	504,502,328.80	504,502,328.80	Ending Certificate Balance	506,756,431.43
Ending Actual Collateral Balance	506,788,123.88	506,788,123.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.71)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.71)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.50%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	17	119,640,606.35	23.61%	9	4.8749	NAP	Defeased	17	119,640,606.35	23.61%	9	4.8749	NAP
2,000,000 or less	3	4,644,910.66	0.92%	10	5.1271	2.991754	1.30 or less	7	66,628,061.57	13.15%	7	4.5007	0.817036
2,000,001 to 3,000,000	11	28,784,044.73	5.68%	9	4.7387	2.216725	1.31 to 1.40	2	27,309,732.37	5.39%	10	4.6772	1.394469
3,000,001 to 4,000,000	2	7,226,386.00	1.43%	9	4.3459	1.780707	1.41 to 1.50	2	11,837,522.39	2.34%	10	4.8808	1.436878
4,000,001 to 5,000,000	2	8,840,390.07	1.74%	9	4.1494	1.636656	1.51 to 1.75	4	43,850,573.41	8.65%	8	4.3355	1.621198
5,000,001 to 6,000,000	3	16,399,456.43	3.24%	10	4.7416	1.373610	1.76 to 2.00	6	34,467,935.20	6.80%	9	4.7670	1.884087
6,000,001 to 7,000,000	3	19,571,778.54	3.86%	10	5.1960	2.080423	2.01 to 2.25	7	65,551,993.11	12.94%	9	4.4129	2.122086
7,000,001 to 8,000,000	2	15,072,179.07	2.97%	10	4.6409	1.560544	2.26 to 2.50	6	27,825,759.13	5.49%	9	4.7574	2.385873
8,000,001 to 9,000,000	1	8,500,000.00	1.68%	10	4.3990	4.552300	2.51 to 2.75	2	22,751,363.30	4.49%	9	4.8262	2.709191
9,000,001 to 10,000,000	4	38,022,790.46	7.50%	9	4.6779	2.435417	3.76 to 3.00	1	2,333,513.46	0.46%	10	4.9200	2.857600
10,000,001 to 15,000,000	5	65,453,149.60	12.92%	10	4.6315	1.690131	3.01 or greater	6	84,559,371.85	16.69%	9	3.7449	4.263399
15,000,001 to 20,000,000	2	34,463,282.01	6.80%	8	4.2959	1.612519	Totals	60	506,756,432.14	100.00%	9	4.5044	2.104071
20,000,001 to 30,000,000	4	103,762,458.22	20.48%	8	4.3036	2.320449
30,000,001 to 50,000,000	1	36,375,000.00	7.18%	9	2.9882	4.118200
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	60	506,756,432.14	100.00%	9	4.5044	2.104071
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	25	119,640,606.35	23.61%	9	4.8749	NAP
							Defeased	25	119,640,606.35	23.61%	9	4.8749	NAP
Arizona	3	2,093,446.32	0.41%	7	4.1140	1.673900
							Industrial	15	19,080,876.35	3.77%	10	4.5799	2.762582
California	10	50,654,614.95	10.00%	9	4.3804	2.242020
							Lodging	9	112,541,559.45	22.21%	9	4.6295	2.644509
Connecticut	4	2,300,361.97	0.45%	7	4.1140	1.673900
							Mixed Use	1	3,249,423.37	0.64%	9	4.4400	2.101500
Florida	5	6,804,821.19	1.34%	8	4.5408	2.545933
							Mobile Home Park	23	27,880,066.88	5.50%	8	4.3315	2.007285
Georgia	2	5,287,048.75	1.04%	10	5.3390	2.428121
							Multi-Family	11	60,210,201.68	11.88%	9	4.3930	2.068668
Hawaii	2	52,500,000.00	10.36%	9	4.1995	3.257950
							Office	3	61,958,832.63	12.23%	7	4.3195	0.961218
Illinois	8	6,304,751.38	1.24%	10	4.7630	1.432800
							Retail	11	89,810,718.47	17.72%	9	4.0210	2.970023
Maryland	3	3,106,946.04	0.61%	7	4.1140	1.673900
							Self Storage	3	12,384,146.96	2.44%	10	5.0513	1.283904
Massachusetts	1	14,005,265.64	2.76%	10	4.7400	1.406600
							Totals	101	506,756,432.14	100.00%	9	4.5044	2.104071
Michigan	10	22,898,387.54	4.52%	9	4.5675	1.693601

Minnesota	1	1,092,956.00	0.22%	7	4.1140	1.673900

Mississippi	1	2,224,337.12	0.44%	10	5.3900	1.454500

Missouri	1	886,410.59	0.17%	10	4.7630	1.432800

Nevada	3	38,441,298.15	7.59%	9	4.5821	2.560408

New Jersey	1	18,654,365.90	3.68%	8	4.4500	1.560500

New York	3	45,510,090.64	8.98%	7	4.5237	0.996811

North Carolina	4	26,815,641.45	5.29%	10	4.9034	2.006041

Ohio	1	399,175.13	0.08%	7	4.1140	1.673900

Pennsylvania	2	18,921,825.42	3.73%	10	4.6790	1.340435

Texas	5	21,247,263.68	4.19%	9	4.8254	1.840182

Virginia	4	44,544,794.63	8.79%	9	3.2460	4.117210

Wisconsin	2	2,422,023.30	0.48%	10	4.7630	1.432800

Totals	101	506,756,432.14	100.00%	9	4.5044	2.104071

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	119,640,606.35	23.61%	9	4.8749	NAP	Defeased	17	119,640,606.35	23.61%	9	4.8749	NAP
	3.000% or less	1	36,375,000.00	7.18%	9	2.9882	4.118200	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.250%	5	102,393,349.85	20.21%	7	4.1522	2.137799	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	14	93,682,778.31	18.49%	9	4.3388	2.374551	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	55,137,310.13	10.88%	10	4.6931	1.651208	49 months or greater	43	387,115,825.79	76.39%	9	4.3899	2.272892
	4.751% to 5.000%	8	65,894,265.72	13.00%	9	4.8529	1.952240	Totals	60	506,756,432.14	100.00%	9	4.5044	2.104071
	5.001% to 5.250%	2	4,609,900.58	0.91%	10	5.1547	1.375821
	5.251% to 5.500%	5	26,069,685.91	5.14%	10	5.3712	2.168248
	5.501% or greater	1	2,953,535.29	0.58%	10	5.6700	2.088800
	Totals	60	506,756,432.14	100.00%	9	4.5044	2.104071
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	119,640,606.35	23.61%	9	4.8749	NAP	Defeased	17	119,640,606.35	23.61%	9	4.8749	NAP
	60 months or less	43	387,115,825.79	76.39%	9	4.3899	2.272892	Interest Only	5	127,375,000.00	25.14%	8	3.8456	2.917366
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	31,175,862.87	6.15%	10	4.8110	1.782372
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	31	228,564,962.92	45.10%	9	4.6358	1.980644
	Totals	60	506,756,432.14	100.00%	9	4.5044	2.104071	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	506,756,432.14	100.00%	9	4.5044	2.104071
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	17	119,640,606.35	23.61%	9	4.8749	NAP			No outstanding loans in this group
Underwriter's Information		1	26,250,000.00	5.18%	9	4.1995	4.470000
	12 months or less	41	330,865,825.79	65.29%	9	4.4305	2.268206
	13 months to 24 months	1	30,000,000.00	5.92%	5	4.1090	0.402100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	506,756,432.14	100.00%	9	4.5044	2.104071
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306931010	LO	Honolulu	HI	Actual/360	4.199%	94,926.20	0.00	0.00	N/A	11/01/26	--	26,250,000.00	26,250,000.00	02/01/26
1A	306931011	LO	Honolulu	HI	Actual/360	4.199%	94,926.20	0.00	0.00	N/A	11/01/26	--	26,250,000.00	26,250,000.00	02/01/26
4	883100619	RT	Woodbridge	VA	Actual/360	2.988%	93,599.55	0.00	0.00	N/A	11/01/26	--	36,375,000.00	36,375,000.00	02/01/26
6	28000906	OF	New York	NY	Actual/360	4.109%	0.00	0.00	0.00	N/A	07/06/26	--	30,000,000.00	30,000,000.00	03/06/25
7	883100641	MF	Las Vegas	NV	Actual/360	4.269%	54,083.94	34,173.57	0.00	N/A	11/06/26	--	14,712,036.72	14,677,863.15	02/06/26
8	883100636	MF	Los Angeles	CA	Actual/360	4.269%	26,890.90	16,991.32	0.00	N/A	11/06/26	--	7,314,924.01	7,297,932.69	01/06/26
9	883100651	LO	Las Vegas	NV	Actual/360	4.835%	88,715.02	45,482.95	0.00	N/A	11/06/26	--	21,307,941.17	21,262,458.22	02/06/26
11	883100663	IN	Various	Various	Actual/360	4.763%	39,561.85	32,582.82	17,458.90	N/A	12/06/26	--	9,645,768.09	9,613,185.27	02/06/26
11A	307170663				Actual/360	4.763%	19,453.47	7,345.90	0.00	N/A	12/06/26	--	4,743,044.56	4,735,698.66	02/06/26
11B	307171663				Actual/360	4.763%	16,958.71	4,850.18	0.00	N/A	12/06/26	--	4,134,786.31	4,129,936.13	02/06/26
11C	307172663				Actual/360	4.763%	12,715.99	4,671.59	0.00	N/A	12/06/26	--	3,100,347.49	3,095,675.90	02/06/26
12	300571630	MF	Houston	TX	Actual/360	4.980%	86,744.82	35,907.57	0.00	N/A	12/06/26	09/06/26	20,228,096.23	20,192,188.66	02/06/26
13	28000964	OF	Newark	NJ	Actual/360	4.450%	71,613.42	34,167.52	0.00	N/A	10/06/26	--	18,688,533.42	18,654,365.90	02/06/26
14	28200945	MH	Various	Various	Actual/360	4.114%	56,116.88	31,624.61	0.00	N/A	09/06/26	--	15,840,540.72	15,808,916.11	02/06/26
14A	307170945				Actual/360	4.114%	7,469.94	4,494.81	0.00	N/A	09/06/26	06/06/26	2,108,597.47	2,104,102.66	02/06/26
15	301741164	MF	Various	GA	Actual/360	4.182%	51,781.44	33,612.81	0.00	N/A	12/06/26	--	14,379,074.44	14,345,461.63	02/06/26
16	883100667	OF	Cranberry Township	PA	Actual/360	4.611%	52,930.20	26,118.30	0.00	N/A	12/06/26	--	13,330,585.03	13,304,466.73	02/06/26
17	301741165	MF	Mansfield	CT	Actual/360	5.060%	58,902.39	25,719.24	0.00	N/A	12/06/26	--	13,518,335.96	13,492,616.72	02/06/26
18	301741168	RT	Plymouth	MA	Actual/360	4.740%	57,250.16	20,906.55	0.00	N/A	12/06/26	--	14,026,172.19	14,005,265.64	02/06/26
19	310936188	RT	Durham	NC	Actual/360	4.740%	54,276.76	21,274.73	0.00	N/A	12/11/26	--	13,297,696.60	13,276,421.87	02/11/26
20	310937159	RT	Victorville	CA	Actual/360	5.270%	50,482.88	35,078.14	0.00	N/A	08/11/26	--	11,124,341.62	11,089,263.48	02/11/26
22	410935761	RT	Various	MI	Actual/360	4.890%	42,995.74	21,612.52	0.00	N/A	11/11/26	--	10,210,744.73	10,189,132.21	02/11/26
23	883100638	MF	North Hollywood	CA	Actual/360	4.269%	36,408.46	23,005.11	0.00	N/A	11/06/26	--	9,903,913.69	9,880,908.58	02/06/26
24	883100660	IN	Various	Various	Actual/360	4.394%	35,905.00	21,641.75	0.00	N/A	11/06/26	--	9,489,332.83	9,467,691.08	02/06/26
25	301741166	LO	Tempe	AZ	Actual/360	5.627%	45,705.97	17,630.13	0.00	N/A	12/06/26	--	9,432,717.72	9,415,087.59	02/06/26
26	28000982	LO	Hauppauge	NY	Actual/360	5.330%	41,669.23	17,808.57	0.00	N/A	12/06/26	--	9,078,814.10	9,061,005.53	02/06/26
28	307170028	SS	Lakeway	TX	Actual/360	4.990%	33,474.79	16,124.69	0.00	N/A	12/11/26	--	7,790,371.07	7,774,246.38	02/11/26
29	883100653	MF	Various	WI	Actual/360	4.060%	28,444.26	15,796.78	0.00	N/A	11/06/26	08/06/26	8,135,972.00	8,120,175.22	02/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	301741162	LO	Goldsboro	NC	Actual/360	5.440%	32,279.08	21,140.50	0.00	N/A	12/06/26	--	6,890,694.66	6,869,554.16	02/06/26
31	883100662	RT	Chula Vista	CA	Actual/360	4.399%	32,198.24	0.00	0.00	N/A	12/01/26	--	8,500,000.00	8,500,000.00	02/01/26
32	307170032	LO	Reading	PA	Actual/360	4.840%	23,544.45	31,803.22	0.00	N/A	11/11/26	--	5,649,161.91	5,617,358.69	02/11/26
33	28000981	MF	Houston	TX	Actual/360	5.050%	31,234.26	12,597.37	0.00	N/A	12/06/26	--	7,182,581.94	7,169,984.57	02/06/26
34	300571633	LO	Cheektowaga	NY	Actual/360	5.320%	29,602.13	12,695.46	0.00	N/A	12/06/26	--	6,461,780.57	6,449,085.11	02/06/26
35	300571628	MF	Houston	TX	Actual/360	4.800%	25,901.89	13,448.01	0.00	N/A	11/06/26	--	6,266,587.28	6,253,139.27	02/06/26
36	28000932	RT	Various	Various	Actual/360	4.850%	22,837.56	18,338.15	0.00	N/A	09/06/26	--	5,468,256.30	5,449,918.15	02/06/26
37	301741161	LO	Charlotte	NC	Actual/360	4.744%	22,017.26	17,866.80	0.00	N/A	12/06/26	--	5,389,635.77	5,371,768.97	02/06/26
38	301741160	LO	Banning	CA	Actual/360	4.637%	21,661.46	14,568.60	0.00	N/A	12/06/26	--	5,424,897.37	5,410,328.77	02/06/26
39	28000967	LO	Centerville	OH	Actual/360	4.867%	23,333.84	11,826.22	0.00	N/A	11/06/26	08/06/26	5,567,570.97	5,555,744.75	02/06/26
40	883100629	MF	Los Angeles	CA	Actual/360	4.269%	17,524.41	11,072.99	0.00	N/A	11/06/26	--	4,767,029.32	4,755,956.33	02/06/26
41	410936187	MH	Lowell	MI	Actual/360	4.010%	14,155.25	14,906.15	0.00	N/A	10/11/26	--	4,099,339.89	4,084,433.74	02/11/26
42	883100637	MF	Whittier	CA	Actual/360	4.269%	14,654.03	9,259.32	0.00	N/A	11/06/26	--	3,986,221.95	3,976,962.63	01/06/26
43	307170043	MH	Fond du Lac	WI	Actual/360	4.950%	15,902.11	7,823.97	0.00	N/A	11/11/26	--	3,730,699.49	3,722,875.52	02/11/26
44	300571634	RT	Scottsdale	AZ	Actual/360	5.350%	16,236.47	6,100.08	0.00	N/A	12/06/26	06/06/26	3,524,345.96	3,518,245.88	02/06/26
45	883100639	MF	Rialto	CA	Actual/360	4.269%	10,877.22	6,872.89	0.00	N/A	11/06/26	--	2,958,845.91	2,951,973.02	02/06/26
46	410937608	MU	Frisco	TX	Actual/360	4.440%	12,443.38	5,166.05	0.00	N/A	11/11/26	--	3,254,589.42	3,249,423.37	02/11/26
47	301741169	RT	Braselton	GA	Actual/360	4.920%	9,941.41	13,002.64	0.00	N/A	12/06/26	--	2,346,516.10	2,333,513.46	02/06/26
48	410935516	RT	Southfield	MI	Actual/360	4.870%	11,982.40	6,066.48	0.00	N/A	11/11/26	--	2,857,298.70	2,851,232.22	02/11/26
49	600937288	MH	Saginaw	MI	Actual/360	4.380%	10,614.23	6,431.45	0.00	N/A	11/11/26	--	2,814,202.29	2,807,770.84	02/11/26
50	307170050	SS	Woodland	CA	Actual/360	5.140%	12,946.64	5,460.96	0.00	N/A	12/11/26	--	2,925,059.95	2,919,598.99	02/11/26
51	300571635	MF	Albany	GA	Actual/360	5.670%	14,443.33	4,647.19	0.00	N/A	12/06/26	--	2,958,182.48	2,953,535.29	02/06/26
52	883100625	MF	Hawthorne	CA	Actual/360	4.269%	9,668.64	6,109.24	0.00	N/A	11/06/26	--	2,630,084.59	2,623,975.35	02/06/26
53	28000933	RT	Brattleboro	VT	Actual/360	4.865%	9,972.39	7,906.91	0.00	N/A	10/06/26	--	2,380,440.49	2,372,533.58	02/06/26
54	883100627	MF	Las Vegas	NV	Actual/360	4.269%	9,215.42	5,822.87	0.00	N/A	11/06/26	--	2,506,799.65	2,500,976.78	02/06/26
55	883100632	MF	San Bernardino	CA	Actual/360	4.269%	8,611.13	5,441.04	0.00	N/A	11/06/26	--	2,342,419.63	2,336,978.59	01/06/26
56	300571613	RT	Big Spring	TX	Actual/360	4.620%	9,091.26	5,039.35	0.00	N/A	11/06/26	--	2,285,192.42	2,280,153.07	02/06/26
57	300571636	MH	Ocean Springs	MS	Actual/360	5.390%	10,341.10	3,681.57	0.00	N/A	12/06/26	--	2,228,018.69	2,224,337.12	02/06/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
59	307170059	SS	Crowley	TX	Actual/360	5.180%	7,554.86	3,402.66	0.00	N/A	12/11/26	--	1,693,704.25	1,690,301.59	02/11/26
60	307170060	MH	Fort Myers	FL	Actual/360	4.700%	6,046.23	5,015.05	0.00	N/A	11/11/26	--	1,493,920.13	1,488,905.08	02/11/26
62	307170062	MH	Ocala	FL	Actual/360	5.500%	6,955.01	2,802.44	0.00	N/A	12/11/26	--	1,468,506.43	1,465,703.99	02/11/26
63	300571637	MH	New Bern	NC	Actual/360	5.240%	5,119.83	3,560.71	0.00	N/A	12/06/26	09/06/26	1,134,657.96	1,131,097.25	02/06/26
Totals							1,862,911.09	848,498.50	17,458.90				507,604,930.64	506,756,432.14
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	164,167,992.00	128,876,882.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	36,239,834.25	28,465,232.03	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,526,863.00	0.00	--	--	08/11/25	26,158,072.23	92,442.63	(423.67)	430,817.37	3,993,725.90	0.00
7	2,226,866.00	2,303,789.00	10/01/24	09/30/25	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
8	1,084,928.00	1,007,527.00	10/01/24	09/30/25	02/11/26	0.00	0.00	43,850.73	43,850.73	0.00	0.00
9	4,888,937.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,281,027.17	2,032,381.46	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	12,959,760.00	9,640,926.04	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	7,830,884.40	6,310,626.21	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,319,084.93	1,079,953.02	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,553,398.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,187,929.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,099,935.79	705,283.28	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,267,530.00	1,347,050.00	10/01/24	09/30/25	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
24	3,145,169.28	789,768.96	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,950,366.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	786,504.99	557,325.56	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,282,321.62	1,355,297.89	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,622,624.20	1,355,183.32	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,006,839.41	936,492.29	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	865,596.57	1,086,633.43	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,138,461.08	928,895.08	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	645,807.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,246,835.12	901,676.97	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	383,983.00	370,911.00	10/01/24	09/30/25	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
41	876,687.00	608,098.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	465,426.00	435,779.00	10/01/24	09/30/25	02/11/26	0.00	0.00	23,896.19	23,896.19	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	410,688.00	494,972.00	10/01/24	09/30/25	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
46	484,636.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	748,015.47	615,392.85	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	433,677.07	424,310.02	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	338,382.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	255,824.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	414,836.82	246,636.21	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	425,979.00	453,974.00	10/01/24	09/30/25	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	600,500.00	636,987.00	10/01/24	09/30/25	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
55	393,196.00	368,582.00	10/01/24	09/30/25	02/11/26	0.00	0.00	14,042.08	14,042.08	0.00	0.00
56	338,683.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	252,065.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	242,372.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	359,014.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	558,491.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	264,969,572.54	194,674,948.49				26,158,072.23	92,442.63	81,365.33	512,606.37	3,993,725.90	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00	0	0.00	4.504418%	4.444697%	9
01/16/26	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00	0	0.00	4.504784%	4.445069%	10
12/17/25	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00	0	0.00	4.505130%	4.445417%	11
11/18/25	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00	1	18,283,158.88	4.505506%	4.445798%	12
10/20/25	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00	0	0.00	4.477834%	4.419633%	13
09/17/25	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00	0	0.00	4.478133%	4.419940%	14
08/15/25	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00	0	0.00	4.478406%	4.420220%	15
07/17/25	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00	0	0.00	4.478677%	4.420497%	16
06/17/25	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00	0	0.00	4.478969%	4.420796%	17
05/16/25	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00	0	0.00	4.479234%	4.421069%	18
04/17/25	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00	0	0.00	4.479522%	4.421363%	19
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00	0	0.00	4.479783%	4.435656%	20
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	28000906	03/06/25	10	6	(423.67)	430,817.37	4,185,505.29	30,000,000.00	03/20/25	2
8	883100636	01/06/26	0	B	43,850.73	43,850.73	11,318.45	7,314,924.01	10/24/24	11
42	883100637	01/06/26	0	B	23,896.19	23,896.19	14,188.38	3,986,221.95	10/24/24	11
55	883100632	01/06/26	0	B	14,042.08	14,042.08	13,299.66	2,342,419.63	10/24/24	11
Totals					81,365.33	512,606.37	4,224,311.78	43,643,565.59
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		60,387,532	30,387,532	30,000,000		0
7 - 12 Months		446,368,900	446,368,900	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	506,756,432	476,756,432	0	0	30,000,000	0
Jan-26	507,604,931	477,604,931	0	0	30,000,000	0
Dec-25	508,415,288	478,415,288	0	0	30,000,000	0
Nov-25	509,289,608	479,289,608	0	0	30,000,000	0
Oct-25	528,463,000	498,463,000	0	0	30,000,000	0
Sep-25	529,401,724	499,401,724	0	0	30,000,000	0
Aug-25	530,284,671	500,284,671	0	0	30,000,000	0
Jul-25	531,164,103	501,164,103	0	0	30,000,000	0
Jun-25	532,092,415	502,092,415	0	30,000,000	0	0
May-25	532,964,647	502,964,647	0	30,000,000	0	0
Apr-25	533,886,019	503,886,019	30,000,000	0	0	0
Mar-25	534,751,107	534,751,107	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	28000906	30,000,000.00	30,000,000.00	17,200,000.00	05/01/25	1,526,863.00	0.40210	12/31/24	07/06/26	I/O
7	883100641	14,677,863.15	14,677,863.15	49,600,000.00	10/31/25	2,303,789.00	2.17520	09/30/25	11/06/26	248
8	883100636	7,297,932.69	7,314,924.01	17,300,000.00	11/04/25	1,007,527.00	1.91330	09/30/25	11/06/26	248
23	883100638	9,880,908.58	9,880,908.58	21,210,000.00	11/04/25	1,347,050.00	1.88930	09/30/25	11/06/26	248
39	28000967	5,555,744.75	5,555,744.75		--	949,078.29	1.93000	--	11/06/26	248
40	883100629	4,755,956.33	4,755,956.33	8,000,000.00	11/04/25	370,911.00	1.08080	09/30/25	11/06/26	248
42	883100637	3,976,962.63	3,986,221.95	10,200,000.00	11/06/25	435,779.00	1.51860	09/30/25	11/06/26	248
45	883100639	2,951,973.02	2,951,973.02	9,860,000.00	11/06/25	494,972.00	2.32380	09/30/25	11/06/26	248
52	883100625	2,623,975.35	2,623,975.35	6,190,000.00	11/13/25	453,974.00	2.39770	09/30/25	11/06/26	248
54	883100627	2,500,976.78	2,500,976.78	9,750,000.00	10/31/25	636,987.00	3.52980	09/30/25	11/06/26	248
55	883100632	2,336,978.59	2,342,419.63	8,310,000.00	11/06/25	368,582.00	2.18570	09/30/25	11/06/26	248
Totals		86,559,271.87	86,590,963.55	157,620,000.00		9,895,512.29

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	28000906	OF	NY	03/20/25	2

Loan transferred for Imminent Default on 3/24/25. Collateral consists of a first-lien leasehold interest in a 247,183 SF, Class A, 21-story office building built in 19216 and located in Midtown Manhattan in NYC. As of 12/31/26, the Property was

	74% occupied with NOI/DSCR: -$3.75MM/-0.90x. A Receiver has been appointed and foreclosure compliant has been filed. Receiver currently evaluating deferred maintenance.

7	883100641	MF	NV	10/24/24	11
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

8	883100636	MF	CA	10/24/24	11
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

23	883100638	MF	CA	10/24/24	11
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

39	28000967	LO	OH	12/14/22	0
	Special Servicer comments are not available for this cycle.

40	883100629	MF	CA	10/24/24	11
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
42	883100637	MF	CA	10/24/24	11
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

45	883100639	MF	CA	10/24/24	11
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

52	883100625	MF	CA	10/24/24	11
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

54	883100627	MF	NV	10/24/24	11
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

55	883100632	MF	CA	10/24/24	11
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	310936587	30,418,634.82	4.85000%	30,418,634.82	4.85000%	10	07/07/20	05/11/20	08/11/20
9	883100651	23,955,891.94	4.83500%	23,955,891.94	4.83500%	10	08/10/20	09/06/20	10/13/20
17	301741165	15,009,891.04	5.06000%	15,009,891.04	5.06000%	8	08/06/20	08/06/20	10/13/20
17	301741165	0.00	5.06000%	0.00	5.06000%	8	09/21/20	08/06/20	10/13/20
32	307170032	7,509,186.74	4.84000%	7,509,186.74	4.84000%	10	07/17/20	05/06/20	08/11/20
32	307170032	0.00	4.84000%	0.00	4.84000%	10	07/01/20	04/11/20	08/11/20
34	300571633	0.00	5.32000%	0.00	5.32000%	8	03/31/21	10/06/19	--
37	301741161	6,446,256.78	4.74400%	6,446,256.78	4.74400%	10	07/01/20	04/11/20	08/11/20
37	301741161	0.00	4.74400%	0.00	4.74400%	10	07/17/20	05/06/20	08/11/20
Totals		83,339,861.32		83,339,861.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	106,149.17	0.00	0.00	0.00	0.00
7	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	17.18	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	351.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.42	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.76	0.00	0.00	0.00
52	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.89	0.00	0.00	0.00
54	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	37,958.33	0.00	351.60	0.00	0.00	106,149.17	20.25	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		144,479.35

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31